Lease Obligation - Disclosure of maturity analysis of operating lease payments (Details)	Aug. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	$ 966,832
Amounts representing interest	99,365
Present value of future lease payments	867,467
Current portion of lease obligation	178,893
Non-current portion of lease obligation	688,574
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	218,252
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	222,556
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	229,181
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	233,563
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments	$ 63,280